BALANCE SHEET (Parenthetical)	Sep. 30, 2021 € / shares shares
IfrsStatementLineItems [Line Items]
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Class A Common Stock [Member]
IfrsStatementLineItems [Line Items]
Common stock, par value | € / shares	€ 0.0001
Common stock, share authorized	100,000,000
Common stock, share issued	370,000
Common stock, share outstanding	370,000
Class B Common Stock [Member]
IfrsStatementLineItems [Line Items]
Common stock, par value | € / shares	€ 0.0001
Common stock, share authorized	10,000,000
Common stock, share issued	3,125,000
Common stock, share outstanding	3,125,000